Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Cash and Cash Equivalents, Current [Abstract]
Restricted Cash Current	¥ 6,175	$ 874	¥ 1,392